INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2013 Text-based advertising USD ($)	Dec. 31, 2013 Text-based advertising RUB	Dec. 31, 2012 Text-based advertising RUB	Dec. 31, 2011 Text-based advertising RUB	Dec. 31, 2013 Yandex websites USD ($)	Dec. 31, 2013 Yandex websites RUB	Dec. 31, 2012 Yandex websites RUB	Dec. 31, 2011 Yandex websites RUB	Dec. 31, 2013 Yandex ad network websites USD ($)	Dec. 31, 2013 Yandex ad network websites RUB	Dec. 31, 2012 Yandex ad network websites RUB	Dec. 31, 2011 Yandex ad network websites RUB	Dec. 31, 2013 Display advertising USD ($)	Dec. 31, 2013 Display advertising RUB	Dec. 31, 2012 Display advertising RUB	Dec. 31, 2011 Display advertising RUB
Information about revenues
Total advertising revenue	$ 1,187.0	38,848.0	28,100.0	19,608.0	$ 1,083.7	35,469.0	25,508.0	17,512.0	$ 842.8	27,584.0	20,610.0	14,590.0	$ 240.9	7,885.0	4,898.0	2,922.0	$ 103.3	3,379.0	2,592.0	2,096.0
Online payment commissions	12.0	394.0	552.0	383.0
Other revenues	7.9	260.0	115.0	42.0
Total revenues	$ 1,206.9	39,502.0	28,767.0	20,033.0